Income taxes - Schedule of Net Operating Losses Carryforwards by Country and Years (Detail) - Predecessor $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Germany
Deductible loss and credit carryforwards [Line Items]
Operating loss carryforwards	$ 48,165
Poland
Deductible loss and credit carryforwards [Line Items]
Operating loss carryforwards	$ 4,254
Poland | Minimum
Deductible loss and credit carryforwards [Line Items]
Operating loss carryforwards, expiration year	Dec. 31, 2020
Poland | Maximum
Deductible loss and credit carryforwards [Line Items]
Operating loss carryforwards, expiration year	Dec. 31, 2022
United Kingdom
Deductible loss and credit carryforwards [Line Items]
Operating loss carryforwards	$ 2,891
Ireland
Deductible loss and credit carryforwards [Line Items]
Operating loss carryforwards	7,808
Czech Republic
Deductible loss and credit carryforwards [Line Items]
Operating loss carryforwards	$ 2,191
Czech Republic | Minimum
Deductible loss and credit carryforwards [Line Items]
Operating loss carryforwards, expiration year	Dec. 31, 2020
Czech Republic | Maximum
Deductible loss and credit carryforwards [Line Items]
Operating loss carryforwards, expiration year	Dec. 31, 2022